Related party balances and transactions (Related party balances) (Balances due to related parties) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Due to related party	¥ 4,932,765	¥ 4,858,053
Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Due to related party	284,244	260,306
HIPDC [member]
Disclosure of transactions between related parties [line items]
Due to related party	13,628	16,138
Joint ventures of the Company [member]
Disclosure of transactions between related parties [line items]
Due to related party	97,431	336,170
Associates [member]
Disclosure of transactions between related parties [line items]
Due to related party	8,962	5,751
Subsidiaries of Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Due to related party	¥ 4,528,500	¥ 4,239,688